Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Components	Debt at December 31, 2010 consisted of the following (in thousands):

Revolving credit facilities	$5,260
Term loan	253

5,513
Less: Current portion	5,354

Long-term debt	$159